Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	0.752%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,387,646.55

Principal:
Principal Collections	$27,014,906.96
Prepayments in Full	$16,335,761.47
Liquidation Proceeds	$229,900.11
Recoveries	$0.00
Sub Total	$43,580,568.54
Collections	$46,968,215.09

Purchase Amounts:
Purchase Amounts Related to Principal	$104,099.34
Purchase Amounts Related to Interest	$707.02
Sub Total	$104,806.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,073,021.45

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,073,021.45
Servicing Fee	$1,104,930.20	$1,104,930.20	$0.00	$0.00	$45,968,091.25
Interest - Class A-1 Notes	$100,387.24	$100,387.24	$0.00	$0.00	$45,867,704.01
Interest - Class A-2a Notes	$247,500.00	$247,500.00	$0.00	$0.00	$45,620,204.01
Interest - Class A-2b Notes	$116,066.38	$116,066.38	$0.00	$0.00	$45,504,137.63
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$45,080,754.30
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$44,928,146.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,928,146.30
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$44,867,235.05
Second Priority Principal Payment	$4,835,845.41	$4,835,845.41	$0.00	$0.00	$40,031,389.64
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$39,984,416.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,984,416.64
Regular Principal Payment	$186,377,942.87	$39,984,416.64	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,073,021.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$4,835,845.41
Regular Principal Payment					$39,984,416.64
Total					$44,820,262.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$44,820,262.05	$155.46	$100,387.24	$0.35	$44,920,649.29	$155.81
Class A-2a Notes	$0.00	$0.00	$247,500.00	$0.90	$247,500.00	$0.90
Class A-2b Notes	$0.00	$0.00	$116,066.38	$0.63	$116,066.38	$0.63
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$44,820,262.05	$34.04	$1,147,829.20	$0.87	$45,968,091.25	$34.91

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$191,213,788.28	0.6632459	$146,393,526.23	0.5077819
Class A-2a Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000
Class A-2b Notes	$185,200,000.00	1.0000000	$185,200,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$1,219,743,788.28	0.9262728	$1,174,923,526.23	0.8922363

Pool Information
Weighted Average APR	3.035%	3.017%
Weighted Average Remaining Term	55.02	54.15
Number of Receivables Outstanding	54,378	53,251
Pool Balance	$1,325,916,241.52	$1,282,049,415.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,229,160,069.18	$1,188,567,942.87
Pool Factor	0.9335477	0.9026620

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$45,567,224.16
Yield Supplement Overcollateralization Amount	$93,481,472.79
Targeted Overcollateralization Amount	$131,947,205.09
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$107,125,889.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		97	$182,157.98
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$182,157.98
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1649%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0259%
Current Collection Period			0.1676%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		225	$211,547.66
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$211,547.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0149%

Average Realized Loss for Receivables that have experienced a Realized Loss			$940.21
Average Net Loss for Receivables that have experienced a Realized Loss			$940.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	292	$7,634,252.16
61-90 Days Delinquent	0.10%	42	$1,292,786.48
91-120 Days Delinquent	0.01%	3	$67,392.99
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.70%	337	$8,994,431.63

Repossession Inventory:
Repossessed in the Current Collection Period		18	$487,706.30
Total Repossessed Inventory		23	$689,857.50

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0386%
Current Collection Period			0.0845%
Three Month Average			0.0410%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1061%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer